Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	$ 106,966		$ 98,944
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Additional interest acquired (as percent)	30.00%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	$ 28,165		22,271
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	78,289		$ 76,226
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	44,541	$ 121,984
Impact of change in accounting policy (ASC 842 - Leases)		(19)
Net income attributable to the shareholders of equity investee	12,613	12,209
Purchase of additional interests in a subsidiary of an equity investee (note)	(347)
Dividends declared		(14,615)
Other comprehensive loss	(477)	(168)
Closing net assets after non-controlling interests as at June 30	56,330	119,391
Group's share of net assets	28,165	59,695
Carrying amount of investments as at June 30	28,165	59,695
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	146,759	131,778
Impact of change in accounting policy (ASC 842 - Leases)		(2)
Net income attributable to the shareholders of equity investee	47,985	42,055
Dividends declared	(42,308)	(21,731)
Other comprehensive loss	(1,499)	(760)
Closing net assets after non-controlling interests as at June 30	150,937	151,340
Group's share of net assets	75,468	75,670
Goodwill	2,821	2,923
Carrying amount of investments as at June 30	$ 78,289	$ 78,593